SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.31%	1.63%	2.89%
Expected life (years)	6 years 3 months	6 years	6 years
Volatility	35.80%	34.20%	34.00%
Fair value of options at grant date per share	$ 65.55	$ 43.53	$ 42.09
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.51%	2.35%	2.92%
Expected life (years)	7 years 5 months 4 days	6 years 3 months	6 years 3 months
Volatility	35.90%	35.10%	34.50%
Fair value of options at grant date per share	$ 90.06	$ 72.09	$ 42.55